Schedule of property, plant and equipment (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Owned assets, gross	$ 88,447	$ 80,210
Less: accumulated depreciation and impairments	(52,860)	(46,932)
Owned assets, net	35,587	33,278
Equipment [Member]
Property, Plant and Equipment [Line Items]
Owned assets, gross	$ 684	793
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	1 year
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	8 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Owned assets, gross	$ 2,243	1,948
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Owned assets, gross	$ 1,205	1,295
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	1 year
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Computer and Radio Equipment [Member]
Property, Plant and Equipment [Line Items]
Owned assets, gross	$ 4,131	3,743
Computer and Radio Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	1 year
Computer and Radio Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
In Vehicle Devices Installed [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	1 year
In Vehicle Devices Installed [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	8 years
In Vehicle Devices [Member]
Property, Plant and Equipment [Line Items]
Owned assets, gross	$ 80,169	72,405
Asset under Construction [Member]
Property, Plant and Equipment [Line Items]
Owned assets, gross	$ 15	$ 26